COMMITMENTS	12 Months Ended
Dec. 31, 2013
COMMITMENTS
COMMITMENTS

24.                               COMMITMENTS

(a)                                 Operating lease as lessee

The Company leases its facilities and offices under non-cancelable operating lease agreements.  In addition, the Company pays telecommunications carriers and other service providers for telecommunications services and for hosting its servers at their internet data centers under non-cancelable agreements, which are treated as operating leases.  These leases expire through 2017 and are renewable upon negotiation.  Rental expenses under operating leases for 2011, 2012 and 2013 from continuing operations were $16,493, $34,094, and $34,941 respectively and from discontinued operations were $881, $1,615 and $2,299, respectively.

Future minimum lease payments under such non-cancellable leases as of December 31, 2013 are as follows:

2014	$25,763
2015	14,000
2016	791
2017	—
2018 and thereafter	—

Total	$40,554

(b)                                 Capital commitments

As of December 31, 2013, capital commitments for purchase of office property and equipments were $2,340 which will be due in 2014.